Revenue - Contract Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
Revenue
Capitalized contract costs	$ 0	$ 0	$ 0
Amortization of deferred contract costs	300,000	1,300,000
Revenue
Revenue
Receivables from contracts with customers	89,000,000.0		$ 101,000,000.0
Prepaid expenses and other current assets
Revenue
Contract assets	$ 500,000	$ 1,300,000